Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Stockholders' Equity [Abstract]
Stockholders' Equity

9.Stockholders’ Equity

During 2015, the Company had a shareholder rights plan that authorized existing shareholders substantial preferred share rights and additional common shares if any third party were to acquire 15% or more of the outstanding common shares or announced its intent to commence a tender offer for at least 15% of the common shares, in each case, in a transaction that the Board of Directors has not approved. On October 10, 2015, the Company’s preferred share purchase rights, under this plan expired and have not been renewed as of April 5, 2016.

On April 22, 2015, the Company completed an offering of 3,400,000 of its 8.75% Series D Cumulative Perpetual Preferred Shares, par value $1.00 per share, liquidation preference $25.00 per share, raising $81,784, net of underwriter’s discount and other expenses. Dividends on the Series D Preferred Shares are cumulative from the date of original issue and will be payable quarterly in arrears on the 28th day of February, May, August and November of each year, commencing August 28, 2015, when, as and if declared by our board of directors. Dividends will be payable from cash available for dividends at a rate equal to 8.75% per annum of the stated liquidation preference. At any time on or after April 29, 2020, the Series D Preferred Shares may be redeemed, in whole or in part, out of amounts available thereof, at a redemption price of $25.00 per share plus an amount equal to all accumulated and unpaid dividends thereon to the date of redemption, whether or not declared. On August 28, 2015, the Company paid dividends of $0.72309 per share each or $2,459 in total, on its 8.75% Series D Preferred Shares.

On July 30, 2015, the Company issued 2,626,357 common shares at a value of $9.7881 per share so as to partially finance the acquisition of two resale contracts for the construction of VLCC tankers for delivery in 2016.

On December 8, 2015, the Company announced the resumption of the previously authorized by its Board of Directors stock repurchase program for open market purchases for its common and/ or its preferred shares. The Company had available up to $20.0 million from its previously authorized program. The program started on January 11, 2016. As at March 31, 2016, the Company has repurchased an aggregate of 1,187,089 of its common shares at an average price of $5.68 at an aggregate purchase price of $6,747.

On May 30, 2014, at the annual general meeting of shareholders, the shareholders approved the amendment of the Company’s Memorandum of Association in order to increase the authorized share capital from $100,000 consisting of 85 million common shares of a par value of $1.00 each and 15 million preferred shares of a par value of $1.00 each, to $200,000, consisting of 185 million common shares of a par value of $1.00 each and 15 million preferred shares of a par value of $1.00 each.

On April 29, 2014, the Company completed an offering of 11,000,000 common shares, at a price of $7.30 per share, for net proceeds of $75,821. On May 22, 2014, the underwriters exercised their option to purchase 1,650,000 additional shares at the same price for net proceeds of $11,503.

On February 5, 2014, the Company completed an offering of 12,995,000 common shares, including 1,695,000 common shares issued upon the exercise in full by the underwriters of their option to purchase additional shares, at a price of $6.65 per share, for net proceeds of $81,952.

In 2014, the Company sold 1,077,847 common shares for proceeds, net of commissions, of $7,124 under a distribution agency agreement entered into in August 2013. This agreement provides for the offer and sale from time to time of up to 4,000,000 common shares of the Company, par value $1.00 per share, at market prices.

On May 10, 2013, the Company issued 2,000,000 8.00% Cumulative Redeemable Perpetual Series B Preferred Shares (the “Series B preferred shares”) for net proceeds of $47,043. The Series B preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 8% per annum from their date of issuance, i.e. $2.0 per preferred share or $4,000 in aggregate. At any time on or after July 30, 2018, the Series B preferred shares may be redeemed, at the option of the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. If the Company fails to comply with certain covenants relating to the level of borrowings and net worth as these terms are defined in the applicable agreement, defaults on any of its credit facilities, fails to pay four quarterly dividends payable in arrears or if the Series B preferred shares are not redeemed at the option of the Company, in whole by July 30, 2019, the dividend rate payable on the Series B preferred shares increases quarterly to a rate that is 1.25 times the dividend rate payable on the series B preferred shares , subject to an aggregate maximum rate per annum of 25% prior to July 30, 2018 and 30% thereafter. The Series B preferred shares are not convertible into common shares and are not redeemable at the option of the holder.

On September 30, 2013, the Company issued 2,000,000 8.875% Cumulative Redeemable Perpetual Series C Preferred Shares (the “Series C preferred shares”) for net proceeds of $47,315. The Series C preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 8.875% per annum from their date of issuance, i.e. $2.21875 per preferred share or $4,437 in aggregate. At any time on or after October 30, 2018, the Series C preferred shares may be redeemed, at the option of the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. If the Company fails to comply with certain covenants relating to the level of borrowings and net worth as these terms are defined in the applicable agreement, defaults on any of its credit facilities, fails to pay four quarterly dividends payable in arrears or if the Series C preferred shares are not redeemed at the option of the Company in whole by October 30, 2020, the dividend rate payable on the Series C preferred shares increases quarterly to a rate that is 1.25 times the dividend rate payable on the Series C preferred shares, subject to an aggregate maximum rate per annum of 25% prior to October 30, 2018 and 30% thereafter. The Series C preferred shares are not convertible into common shares and are not redeemable at the option of the holder.

Under the Company’s share-based incentive plan, 20,000 restricted share units (RSUs) were granted and vested in 2014, at a fair value of $7.08 per share. In 2013, 96,000 RSUs were granted and vested at a weighted average fair value of $4.89 per share. There were no RSUs outstanding at the beginning or end of 2014 and 2013. The total fair value of shares vested during the years ended December 31, 2014, and 2013 were $142 and $469 respectively.

As at December 31, 2015, under the existing share-based incentive plan approved by the shareholders, a further 868,950 RSUs or other share-based awards may be issued in the future. No (RSUs) were granted in 2015.

Total compensation expense recognized in 2014 amounted to $142 ($469 in 2013). As at December 31, 2014 and 2013, all granted RSUs were vested and the compensation expense recognized.